Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Investments in private equity funds	$ 571,903	$ 586,018	$ 0
Real estate securities, available for sale (refer to Note 8)	961,135	1,035,075	1,108,393
Liabilities:
Derivative liabilities	30,717	52,204	170,840
CMBS
Assets:
Real estate securities, available for sale (refer to Note 8)			967,743
Third-party CDO notes
Assets:
Real estate securities, available for sale (refer to Note 8)			48,236
Agency debentures
Assets:
Real estate securities, available for sale (refer to Note 8)			26,462
Trust preferred securities
Assets:
Real estate securities, available for sale (refer to Note 8)			9,571
Variable Interest Entity, Not Primary Beneficiary | N-Star CDO Bonds
Assets:
Real estate securities, available for sale (refer to Note 8)		205,287
Variable Interest Entity, Not Primary Beneficiary | N-Star CDO equity
Assets:
Real estate securities, available for sale (refer to Note 8)	142,908	158,274
Variable Interest Entity, Not Primary Beneficiary | CMBS
Assets:
Real estate securities, available for sale (refer to Note 8)		34,859
Level 3 | Variable Interest Entity, Not Primary Beneficiary | N-Star CDO equity
Assets:
Real estate securities, available for sale (refer to Note 8)		158,274
Recurring basis | Level 2
Assets:
Real estate securities, available for sale (refer to Note 8)			786,455
Derivative assets	1,925	3,469	6,229
Total assets	469,135	570,949	792,684
Liabilities:
Derivative liabilities	30,717	52,204	170,840
Total liabilities	30,717	52,204	170,840
Recurring basis | Level 2 | CMBS
Assets:
Real estate securities, available for sale (refer to Note 8)			703,327
Recurring basis | Level 2 | Third-party CDO notes
Assets:
Real estate securities, available for sale (refer to Note 8)			420
Recurring basis | Level 2 | Agency debentures
Assets:
Real estate securities, available for sale (refer to Note 8)			26,462
Recurring basis | Level 2 | Unsecured REIT debt
Assets:
Real estate securities, available for sale (refer to Note 8)			56,246
Recurring basis | Level 2 | Variable Interest Entity, Primary Beneficiary
Assets:
Real estate securities, available for sale (refer to Note 8)		567,480
Mortgage-backed Securities Available-for-sale, Fair Value Disclosure		507,725
Total assets	467,210	567,480
Recurring basis | Level 2 | Variable Interest Entity, Primary Beneficiary | CMBS
Assets:
Mortgage-backed Securities Available-for-sale, Fair Value Disclosure	411,413	507,725
Recurring basis | Level 2 | Variable Interest Entity, Primary Beneficiary | Third-party CDO notes
Assets:
Real estate securities, available for sale (refer to Note 8)	0
Recurring basis | Level 2 | Variable Interest Entity, Primary Beneficiary | Agency debentures
Assets:
Real estate securities, available for sale (refer to Note 8)	31,946	29,540
Recurring basis | Level 2 | Variable Interest Entity, Primary Beneficiary | Unsecured REIT debt
Assets:
Real estate securities, available for sale (refer to Note 8)	9,511	9,521
Recurring basis | Level 2 | Variable Interest Entity, Primary Beneficiary | Trust preferred securities
Assets:
Real estate securities, available for sale (refer to Note 8)	0
Recurring basis | Level 3
Assets:
Investments in private equity funds	571,903	586,018
Equity Interest and Preferred Equity Interests	194,657	192,419
Real estate securities, available for sale (refer to Note 8)			321,938
Total assets	1,260,485	1,246,032	321,938
Liabilities:
CDO bonds payable (refer to Note 9)	419,253	384,183	1,999,470
Total liabilities	419,253	384,183	1,999,470
Recurring basis | Level 3 | CMBS
Assets:
Real estate securities, available for sale (refer to Note 8)			264,416
Recurring basis | Level 3 | Third-party CDO notes
Assets:
Real estate securities, available for sale (refer to Note 8)			47,816
Recurring basis | Level 3 | Unsecured REIT debt
Assets:
Real estate securities, available for sale (refer to Note 8)			135
Recurring basis | Level 3 | Trust preferred securities
Assets:
Real estate securities, available for sale (refer to Note 8)			9,571
Recurring basis | Level 3 | Variable Interest Entity, Not Primary Beneficiary | N-Star CDO Bonds
Assets:
Real estate securities, available for sale (refer to Note 8)	230,241	205,287
Recurring basis | Level 3 | Variable Interest Entity, Not Primary Beneficiary | N-Star CDO equity
Assets:
Real estate securities, available for sale (refer to Note 8)	142,908	158,274
Recurring basis | Level 3 | Variable Interest Entity, Primary Beneficiary
Assets:
Real estate securities, available for sale (refer to Note 8)	5,863	467,595
Mortgage-backed Securities Available-for-sale, Fair Value Disclosure		64,576
Total assets	493,925	467,595
Recurring basis | Level 3 | Variable Interest Entity, Primary Beneficiary | CMBS
Assets:
Mortgage-backed Securities Available-for-sale, Fair Value Disclosure	74,777	64,576
Recurring basis | Level 3 | Variable Interest Entity, Primary Beneficiary | Third-party CDO notes
Assets:
Real estate securities, available for sale (refer to Note 8)	23,995	24,931
Recurring basis | Level 3 | Variable Interest Entity, Primary Beneficiary | Agency debentures
Assets:
Real estate securities, available for sale (refer to Note 8)	0
Recurring basis | Level 3 | Variable Interest Entity, Primary Beneficiary | Unsecured REIT debt
Assets:
Real estate securities, available for sale (refer to Note 8)	0
Recurring basis | Level 3 | Variable Interest Entity, Primary Beneficiary | Trust preferred securities
Assets:
Real estate securities, available for sale (refer to Note 8)		5,791
Recurring basis | Estimate of Fair Value Measurement [Member]
Assets:
Investments in private equity funds	571,903	586,018
Equity Interest and Preferred Equity Interests	194,657	192,419
Real estate securities, available for sale (refer to Note 8)			1,108,393
Derivative assets	1,925	3,469	6,229
Total assets	1,729,620	1,816,981	1,114,622
Liabilities:
CDO bonds payable (refer to Note 9)	419,253	384,183	1,999,470
Derivative liabilities	30,717	52,204	170,840
Total liabilities	449,970	436,387	2,170,310
Recurring basis | Estimate of Fair Value Measurement [Member] | CMBS
Assets:
Real estate securities, available for sale (refer to Note 8)			967,743
Recurring basis | Estimate of Fair Value Measurement [Member] | Third-party CDO notes
Assets:
Real estate securities, available for sale (refer to Note 8)			48,236
Recurring basis | Estimate of Fair Value Measurement [Member] | Agency debentures
Assets:
Real estate securities, available for sale (refer to Note 8)			26,462
Recurring basis | Estimate of Fair Value Measurement [Member] | Unsecured REIT debt
Assets:
Real estate securities, available for sale (refer to Note 8)			56,381
Recurring basis | Estimate of Fair Value Measurement [Member] | Trust preferred securities
Assets:
Real estate securities, available for sale (refer to Note 8)			9,571
Recurring basis | Estimate of Fair Value Measurement [Member] | Variable Interest Entity, Not Primary Beneficiary | N-Star CDO Bonds
Assets:
Real estate securities, available for sale (refer to Note 8)	230,241	205,287
Recurring basis | Estimate of Fair Value Measurement [Member] | Variable Interest Entity, Not Primary Beneficiary | N-Star CDO equity
Assets:
Real estate securities, available for sale (refer to Note 8)	142,908	158,274
Recurring basis | Estimate of Fair Value Measurement [Member] | Variable Interest Entity, Primary Beneficiary
Assets:
Real estate securities, available for sale (refer to Note 8)		1,035,075
Mortgage-backed Securities Available-for-sale, Fair Value Disclosure		572,301
Total assets	961,135	1,035,075
Recurring basis | Estimate of Fair Value Measurement [Member] | Variable Interest Entity, Primary Beneficiary | CMBS
Assets:
Mortgage-backed Securities Available-for-sale, Fair Value Disclosure	486,190	572,301
Recurring basis | Estimate of Fair Value Measurement [Member] | Variable Interest Entity, Primary Beneficiary | Third-party CDO notes
Assets:
Real estate securities, available for sale (refer to Note 8)	23,995	24,931
Recurring basis | Estimate of Fair Value Measurement [Member] | Variable Interest Entity, Primary Beneficiary | Agency debentures
Assets:
Real estate securities, available for sale (refer to Note 8)	31,946	29,540
Recurring basis | Estimate of Fair Value Measurement [Member] | Variable Interest Entity, Primary Beneficiary | Unsecured REIT debt
Assets:
Real estate securities, available for sale (refer to Note 8)	9,511	9,521
Recurring basis | Estimate of Fair Value Measurement [Member] | Variable Interest Entity, Primary Beneficiary | Trust preferred securities
Assets:
Real estate securities, available for sale (refer to Note 8)	5,863	5,791
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring basis | Level 2
Assets:
Mortgage-backed Securities Available-for-sale, Fair Value Disclosure		20,694
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring basis | Level 3
Assets:
Mortgage-backed Securities Available-for-sale, Fair Value Disclosure	16,141	8,736
Consolidated Entity Excluding Variable Interest Entities (VIE) | Recurring basis | Estimate of Fair Value Measurement [Member]
Assets:
Mortgage-backed Securities Available-for-sale, Fair Value Disclosure	$ 30,481	$ 29,430